Additional Paid-In Capital (Summary Of Restricted Stock Units Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Paid-In Capital [Abstract]
Unvested, Number of units (in shares)	2,594,464	1,994,507	960,000
Forfeited, Number of units (in shares)		(107,832)
Granted, Number of units (in shares)	1,850,424	1,142,339
Vested, Number of units (in shares)	(116,875)
Cancelled, Number of units (in shares)	(1,133,592)
Unvested, Weighted average fair value (in dollars per share)	$ 2.00	$ 3.50	$ 3.84
Forfeited, Weighted average fair value (in dollars per share)	$ 2.58	$ 3.07
Cancelled, Weighted average fair value (in dollars per share)	$ 2.58	$ 3.07
Granted, Weighted average fair value (in dollars per share)	$ 0.82	$ 3.20
Vested, Weighted average fair value (in dollars per share)	$ 3.51